Note 13 - Financial Instruments - Fair Value Measurement Input Sensitivity (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Derivative financial assets	$ 65,145	$ 153,767
Derivative financial liabilities	(189,706)	(143,045)
Total net derivative financial assets (liabilities)	(124,561)	10,722
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities
Total net derivative financial assets (liabilities)
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities	(38,676)	(6,588)
Total net derivative financial assets (liabilities)	(38,676)	(6,588)
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets	65,145	153,767
Derivative financial liabilities	(151,030)	(136,457)
Total net derivative financial assets (liabilities)	$ (85,885)	$ 17,310